Accrued Liabilities and Other Payables	12 Months Ended
Dec. 31, 2017
Accrued Liabilities and Other Payables
Accrued Liabilities and Other Payables

14.Accrued Liabilities and Other Payables

The following is a summary of accrued liabilities and other payables as of December 31, 2016 and 2017 (in thousands):

	December 31,	December 31,
	2016	2017
	RMB	RMB
Customer deposits on Wangyibao accounts	1,321,762	1,554,789
Marketing expenses	689,055	1,434,596
RSU payables (see Note 2(o))	172,815	—
Accrued fixed assets related payables	259,675	294,970
Server custody fees and telecommunication charges	132,062	232,395
Accrued revenue sharing	68,474	187,838
Other staff related cost	49,423	38,950
Content cost	67,742	406,890
Professional fees	40,863	65,404
Accrued freight and warehousing charge	107,760	257,877
Others	309,788	218,601

	3,219,419	4,692,310